091-16259

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
| Estimated average burden hours per response | 3.60 |

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13005926

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   CurrencyShares Singapore Dollar Trust
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   FXSG
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

**Part II** — **Execution**

**The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.**

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
JUNE 14, 2013

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUN 28 2013 |

SEC 2449 (6-01)

# CHX

**Chicago Stock Exchange**

June 14, 2013

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| BFOR | Barron's 400 ETF |
| BNDX | Vanguard Total International Bond ETF |
| DGRW | WisdomTree U.S. Dividend Growth Fund |
| ELD | WisdomTree Emerging Markets Local Debt Fund |
| FEEU | Barclays ETN + FI Enhanced Europe 50 ETN's |
| FIGY | Barclays ETN + FI Enhanced Global High Yield ETN |
| FXSG | CurrencyShares Singapore Dollar Trust |
| GAL | SPDR SSgA Global Allocation ETF |
| GASL | Direxion Daily Natural Gas Related Bull 3X Shares |
| GASX | Direxion Daily Natural Gas Related Bear 3X Shares |
| GCE | Claymore CEF Index-Linked GS Connect ETN |
| GGOV | ProShares German Sovereign/Sub-Sovereign ETF |
| GHYG | iShares Global High Yield Corporate Bond Fund |
| GIVE | AdvisorShares Global Echo ETF |
| GLCB | WisdomTree Global Corporate Bond Fund |
| GLDI | Credit Suisse Gold Shares Covered Call ETN |
| GMMB | Columbia Intermediate Municipal Bond ETF |
| GMTB | Columbia Core Bond ETF |
| GNMA | iShares Barclays GNMA Bond Fund |
| GSAX | ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF |

Act: Securities Exchange Act of 1934
Section: 19b-4
Rule: 19b-4(e)
Public Availability: JUN 28 2013

| | |
|---|---|
| GSC | GS Connect S&P GSCI Enhanced Commodity Total Return Strategy Index-Linked Notes due 2037 |
| GSGO | ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF |
| GSMA | ALPS/GS Momentum Builder Multi-Asset Index ETF |
| GSRA | ALPS/GS Risk-Adjusted Return U.S. Large Cap Index ETF |
| GTIP | iShares Global Inflation-Linked Bond Fund |
| GYLD | Arrow Dow Jones Global Yield ETF |
| HDG | ProShares Hedge Replication ETF |
| HDGE | AdvisorShares Ranger Equity Bear ETF |
| HECO | Huntington Ecological Strategy ETF |
| HUSE | Huntington U.S. Equity Rotation Strategy ETF |
| HVPW | U.S. Equity High Volatility Put Write Index Fund |
| HYEM | Market Vectors Emerging Markets High Yield Bond ETF |
| HYHG | ProShares High Yield-Interest Rate Hedged ETF |
| HYLS | First Trust High Yield Long/Short ETF |
| HYMB | SPDR Nuveen S&P High Yield Municipal Bond ETF |
| HYS | PIMCO 0-5 Year High Yield Corporate Bond Index Fund |
| HYXU | iShares Global ex USD High Yield Corporate Bond Fund |
| IBCB | iShares 2016 Investment Grade Corporate Bond ETF |
| IBCC | iShares 2018 Investment Grade Corporate Bond ETF |
| IBCD | iShares 2020 Investment Grade Corporate Bond ETF |
| IBCE | iShares 2023 Investment Grade Corporate Bond ETF |
| IBND | SPDR Barclays Capital International Corporate Bond Fund |
| IELG | iShares Enhanced U.S. Large-Cap ETF |
| IESM | iShares Enhanced U.S. Small-Cap ETF |
| IGOV | iShares S&P/Citigroup International Treasury Bond Fund |
| IGS | ProShares Short Investment Grade Corporate |
| IGU | ProShares Ultra Investment Grade Corporate |
| IHY | Market Vectors International High Yield Bond ETF |
| ILB | PIMCO Global Advantage Inflation-Linked Bond Strategy Fund |
| IMLP | iPath S&P MLP ETN |
| INKM | SPDR SSgA Income Allocation ETF |
| IQDE | FlexShares International Quality Dividend Defensive Index Fund |
| IQDF | FlexShares International Quality Dividend Index Fund |
| IQDY | FlexShares International Quality Dividend Dynamic Index Fund |
| ISHG | iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund |
| ITIP | iShares International Inflation-Linked Bond Fund |
| JEM | iPath GEMS Index Exchange Traded Notes |
| JFT | KEYnotes Exchange Traded Notes Linked to the First Trust Enhanced 130/30 Large Cap Index due 5/25/2023 |
| JGBD | PowerShares DB 3x Inverse Japanese Government Bond Futures ETN |
| JGBS | PowerShares DB Inverse Japanese Government Bond Futures ETN |
| RLY | SPDR SSgA Multi-Asset Real Return ETF |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

James Ongena
General Counsel

Enclosures